Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Loans and Borrowings Outstanding

	2020 $m	2019 $m
Bank overdrafts (i)	120	5,746

Bank loans	541	523

Bonds	11,554	9,557

Other	-	1
Interest-bearing loans and borrowings	12,215	15,827

Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities
Maturity profile of loans and borrowings and undrawn committed facilities

	As at 31 December 2020		As at 31 December 2019
	Loans and borrowings $m	Undrawn committed facilities $m	Loans and borrowings $m	Undrawn committed facilities $m
Within one year (i)	1,257	10	6,616	-

Between one and two years	467	5	1,074	13

Between two and three years	1,552	61	432	5

Between three and four years	733	-	867	57

Between four and five years	1,320	4,294	672	3,932

After five years	6,886	-	6,166	48
Total	12,215	4,370	15,827	4,055
(i)
As disclosed in the Accounting Policies on page 137, cash and cash equivalents and interest-bearing loans and borrowings have been restated to meet the presentation requirements of IAS 32. The comparative information for the year ended 31 December 2019 has increased cash and cash equivalents from $4.2 billion to $9.9 billion (2018: $2.7 billion to $9.2 billion) and interest-bearing loans and borrowings from $10.1 billion to $15.8 billion (2018: $10.7 billion to $17.2 billion).